Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
T. Rowe Price Integrated Global Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	22.57%	17.94%	23.68%	(17.08%)	19.65%	15.34%	27.66%	(9.99%)	24.91%
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.62%	16.08%	11.68%	(3.44%)	28.89%	(0.50%)	25.38%	(10.92%)	15.91%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	12.74%	16.40%	21.61%	(13.10%)	21.86%	11.69%	30.19%	(10.89%)	15.93%
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.14%	12.93%	21.16%	(22.41%)	11.30%	23.84%	32.76%	(6.86%)	22.12%	11.31%